INCOME TAXES - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Income tax rate (in percentage)	21.00%
Net operating loss carryforwards	$ 19,980,000
Taxable income, percentage	80.00%
Enterprise Income Tax Law
INCOME TAXES
Income tax rate (in percentage)	10.00%
Percentage of withholding tax applicable	10.00%
Cayman Islands
INCOME TAXES
Withholding tax amount	$ 0
Hong Kong
INCOME TAXES
Withholding tax amount	$ 0
Income tax rate (in percentage)	16.50%	16.50%	16.50%
USA
INCOME TAXES
Income tax rate (in percentage)	21.00%
USA | State and local jurisdiction | Minimum
INCOME TAXES
Income tax rate (in percentage)	2.00%
USA | State and local jurisdiction | Maximum
INCOME TAXES
Income tax rate (in percentage)	11.50%
Singapore
INCOME TAXES
Income tax rate (in percentage)	17.00%
China
INCOME TAXES
Income tax rate (in percentage)	25.00%